BALANCE SHEET COMPONENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Inventories
Work-in-process		$ 411
Finished goods	$ 1,632	2,071
Total inventories	1,632	2,482
Other Current Assets
Income taxes receivable	1,651	220
Prepaid expenses	1,393	1,805
Prepaid insurance	1,287	1,319
Other	2,762	877
Total other current assets	$ 7,093	$ 4,221